Related Party and Party-in-Interest Transactions - Additional Information (Details) - EBP 002 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
BNSF
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Administrative expenses paid on behalf of plan	$ 225
Class B Common Stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Master trust recorded purchases amount	40,000
Master trust recorded sales amount	$ 96,000